March 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II
     Columbia Large Growth Quantitative Fund
     Columbia Large Value Quantitative Fund
     Columbia Limited Duration Credit Fund
     Columbia Mid Cap Growth Opportunity Fund
Columbia Mid Cap Value Opportunity Fund

File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Registrant is hereby filing an Interactive Data File pursuant to Rule 497 under the Securities Act of 1933 to reflect information provided in response to Items 2, 3 and 4 of Form N-1A for the above-named series filed electronically on March 9, 2011.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.